SIGNIFICANT ACCOUNTING POLICIES SIGNIFICANT ACCOUNTING POLICIES (Inventory valuation) (Details)	Dec. 31, 2023
Disclosure of provision matrix [line items]
Increase (decrease) in expected selling price used to establish net realizable value of inventories	10.00%